Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total USD ($)	Dropdown Predecessor [Member] USD ($)	Common Stock and Additional Paid-in Capital [Member]	Accumulated Deficit [Member] USD ($)	Class A [Member] Common Stock and Additional Paid-in Capital [Member] USD ($)	Class B [Member] Common Stock and Additional Paid-in Capital [Member] USD ($)
Beginning Balance at Dec. 31, 2011	$ 578,164	$ 88,793		$ (99,070)	$ 588,316	$ 125
Beginning Balance, shares at Dec. 31, 2011			61,877,000
Net income loss	(370,181)	(9,163)		(361,018)
Net change in parent's equity from Dropdown Predecessor (note 1)	70,404	70,404
Proceeds from issuance of Class A common shares, net of offering costs (note 3)	65,771				65,771
Proceeds from issuance of Class A common shares, net of offering costs, shares (note 3)			17,250,000
Acquisition of interest in 13 vessels from Teekay Corporation (note 1)	(9,744)	(150,034)		121,942	18,348
Acquisition of interest in 13 vessels from Teekay Corporation, shares (note 1)			4,464,286
Dividends declared	(32,231)			(32,231)
Ending Balance at Dec. 31, 2012	302,183			(370,377)	672,435	125
Ending Balance , shares at Dec. 31, 2012			83,591,000
Net income loss	(8,138)			(8,138)
Dividends declared	(10,030)			(10,030)
Equity-based compensation (note 12)	657				657
Ending Balance at Dec. 31, 2013	284,672			(388,545)	673,092	125
Beginning Balance, shares at Dec. 31, 2013			83,591,000
Net income loss	57,142			57,142
Proceeds from issuance of Class A common shares, net of offering costs (note 3)	111,190				111,190
Proceeds from issuance of Class A common shares, net of offering costs, shares (note 3)			24,166,666
Acquisition of interest in 13 vessels from Teekay Corporation (note 1)	17,010					17,010
Acquisition of interest in 13 vessels from Teekay Corporation, shares (note 1)			4,220,945
Purchase of TTOL from Teekay Corporation (note 6)	(6,626)			(6,626)
Equity contribution from Teekay Corporation (note 13c)	1,267			1,267
Dividends declared	(10,165)			(10,165)
Equity-based compensation (note 12)	1,233				1,233
Equity-based compensation (note 12), shares			85,000
Ending Balance at Dec. 31, 2014	$ 455,723			$ (346,927)	$ 785,515	$ 17,135
Ending Balance , shares at Dec. 31, 2014			112,064,000